Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$257,209,267.96	0.5484206	$225,235,348.90	0.4802459	$31,973,919.06
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$509,439,267.96	0.3507979	$477,465,348.90	0.3287808	$31,973,919.06

Weighted Avg. Coupon (WAC)	4.67%		4.70%
Weighted Avg. Remaining Maturity (WARM)	34.30		33.60
Pool Receivables Balance	$546,277,153.83		$513,767,103.68
Remaining Number of Receivables	54,330		52,836

Adjusted Pool Balance	$539,351,294.34		$507,377,375.28

III. COLLECTIONS

Principal:
Principal Collections	$31,840,375.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$567,639.64
Total Principal Collections	$32,408,015.38

Interest:
Interest Collections	$2,099,155.68
Late Fees & Other Charges	$58,335.62
Interest on Repurchase Principal	$-
Total Interest Collections	$2,157,491.30

Collection Account Interest	$1,372.01
Reserve Account Interest	$350.83
Servicer Advances	$-

Total Collections	$34,567,229.52

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$34,567,229.52
Reserve Account Release					$-
Total Available for Distribution					$34,567,229.52
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$455,230.96	$-	$455,230.96	$455,230.96
Collection Account Interest					$1,372.01
Late Fees & Other Charges					$58,335.62
Total due to Servicer					$514,938.59

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$132,891.46		$132,891.46
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$255,700.96		$255,700.96	$255,700.96

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$33,695,281.39

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$31,973,919.06

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$31,973,919.06
Class A-4 Notes				$-
Class A Notes Total:		$31,973,919.06		$31,973,919.06
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$31,973,919.06		$31,973,919.06

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,721,362.33

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,925,859.49
Beginning Period Amount	$6,925,859.49
Current Period Amortization	$536,131.09
Ending Period Required Amount	$6,389,728.40
Ending Period Amount	$6,389,728.40
Next Distribution Date Amount	$5,886,818.82

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.55%	5.90%	5.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.57%	52,082	97.85%	$502,699,319.75
30 - 60 Days	1.19%	628	1.78%	$9,154,447.16
61 - 90 Days	0.19%	99	0.29%	$1,500,055.81
91 + Days	0.05%	27	0.08%	$413,280.96
		52,836		$513,767,103.68
Total
Delinquent Receivables 61 + days past due	0.24%	126	0.37%	$1,913,336.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	122	0.33%	$1,829,828.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	123	0.33%	$1,922,576.63
Three-Month Average Delinquency Ratio	0.23%		0.35%

Repossession in Current Period		39		$573,379.37
Repossession Inventory		89		$514,763.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$669,674.41
Recoveries				$(567,639.64)
Net Charge-offs for Current Period				$102,034.77

Beginning Pool Balance for Current Period				$546,277,153.83

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$10,045,928.00
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$2,381,616.68
Number of Extensions				155

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